Operating and Direct Financing Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Dec. 31, 2010
Operating and Direct Financing Leases (Textual) [Abstract]
Ownership interest		52.00%	33.00%
Property Subject to or Available for Operating Lease [Line Items]
Minimum scheduled future revenues to be received by company in current year	$ 62,400,000
Minimum scheduled future revenues to be received by company in second year	49,500,000
Minimum scheduled future revenues to be received by company in third year	48,100,000
Minimum scheduled future revenues to be received by company in fourth year	47,100,000
Minimum scheduled future revenues to be received by company in fifth year	47,300,000
Operating And Direct Financing Leases Additional (Textual) [Abstract]
Minimum commitments to be incurred by the Company in second year	68,200,000
Minimum commitments to be incurred by the Company in third year	23,000,000
Minimum commitments to be incurred by the Company in fourth year	16,000,000
Minimum commitments to be incurred by the Company in fifth year	9,100,000
Minimum commitments to be incurred by the Company thereafter	9,400,000
Carrying amount of the vessels employed on operating leases	5,300,000		5,500,000
Cost of the vessels	7,200,000,000		7,400,000,000
Accumulated depreciation of the vessels	1,900,000,000		1,900,000,000
Terms operating leases	20 years
Tax indemnification guarantee included other long term liabilities	9,900,000
Head lease payment received	120,100,000
Minimum commitments to be incurred by the Company	250,800,000
Minimum commitments to be incurred by the Company in current year	125,100,000
Sublease payment made	66,000,000
Property Available for Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum scheduled future revenues to be received by company	10,100,000,000
Minimum scheduled future revenues to be received by company in current year	1,300,000,000
Minimum scheduled future revenues to be received by company in second year	1,100,000,000
Minimum scheduled future revenues to be received by company in third year	1,100,000,000
Minimum scheduled future revenues to be received by company in fourth year	1,100,000,000
Minimum scheduled future revenues to be received by company in fifth year	1,000,000,000
Minimum scheduled future revenues to be received by company thereafter	4,500,000,000
Operating And Direct Financing Leases Additional (Textual) [Abstract]
Minimum scheduled future revenues to be received by company	$ 10,100,000,000
Teekay BLT Corporation [Member]
Operating and Direct Financing Leases (Textual) [Abstract]
Ownership interest			70.00%
Teekay Tangguh Borrower LLC [Member]
Operating and Direct Financing Leases (Textual) [Abstract]
Agreed Purchase Interest in Teekay Tangguh Borrower LLC	99.00%
Ownership interest			69.00%